NET LOSS PER SHARE - Schedule of Calculating Diluted Earnings Per Share (Details) - shares	9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	35,713,148		1,460,144		80,059,578		6,602,389
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	185,642		195,656		7,547,750		3,133,270
Junior Note Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	859,315
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	417,770		417,770
June 2023 Senior Note Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	335,210		335,211
Pre-Funded Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	837,116
August 2024 Warrants Issued with Junior Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	19,892
Warrants to purchase Common Stock - liability classified
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount					38,710,785		0
Warrants to purchase Common Stock - equity classified
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount					13,408,430		2,061,545
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	6,620		23,901		888,373		542,706
If Converted Common Stock From Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	119,445	[1]	151,945	[1]	6,077,810	[2]	0	[2]
If-converted Common Stock from convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	32,932,138		335,661		13,426,430		0
Convertible note derivative liability
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount					0		864,868

[1]	Assumes that all shares of Series A Preferred Stock are converted into Common Stock at a conversion rate equal to $0.25 divided by $5.00 (as adjusted by the Reverse Stock Split), representing the maximum number of shares issuable to holders of Series A Preferred Stock.
[2]	Assumes that all shares of Series A Preferred Stock are converted into Common Stock at a conversion rate equal to $10.00 divided by $5.00, representing the maximum number of shares issuable to holders of Series A Preferred Stock.